CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
Cash flows from operating activities:
Net income	$ 429,227	$ 1,946,883	$ 640,960
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	50,323	16,458	11,320
Change in bad debt allowance	65,790
Changes in operating assets and liabilities:
Accounts receivable	(1,411,180)	(144,202)
Due from a related party	14,919	(7,691)	(7,625)
Prepaid expenses and other current assets	(1,686,683)	329,750	(386,018)
Deferred revenue	(61,860)	(472,721)	(12,920)
Accounts payable		(571,121)	(311,355)
Taxes payable	(185,246)	688,781	204,423
Accrued expenses and other liabilities	(234,128)	250,302	14,933
Net cash (used in) provided by operating activities	(3,018,838)	2,036,439	153,718
Cash flows from investing activities:
Purchase of property and equipment	(20,762)	(26,765)	(14,965)
Purchase of intangible assets	(458,100)
Prepayment for fixed assets purchase	(247,534)
Loans to a third party		(2,872,151)	(5,518)
Collection of third party loans	2,741,430
Investment deposit for life insurance contract	(1,275,950)
Net cash provided by (used in) investing activities	739,084	(2,898,916)	(20,483)
Cash flows from financing activities:
Capital contribution		755,139
Net proceeds from initial public offering	8,772,754
Repayment of related party borrowings	(31,267)
Net cash provided by financing activities	8,741,487	755,139
Effect of exchange rate changes on cash	(74,996)	35,490	1,703
Net increase (decrease) in cash	6,386,737	(71,848)	134,938
Cash, beginning of year	72,965	144,813	9,875
Cash, end of year	6,459,702	72,965	144,813
Supplemental disclosure of cash flow information:
Cash paid for interest expenses	0	0	0
Cash paid for income tax	$ 490,397	$ 142,681	$ 31,499